PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

October 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group)

CIK No. 0000019034

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing risk/return summary information in an interactive data format relating to the supplement for Invesco Small Cap Equity Fund as filed pursuant to Rule 497(e) under the 1933 Act on September 27, 2019 (Accession Number: 0001193125-19-256999).

Please direct any comments or questions to me at (713) 214-1344.

Very truly yours,

/s/ Louis Ducote

Louis Ducote
Counsel